UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-04704

The Primary Trend Fund, Inc.

3960 Hillside Drive, Suite 204
               Delafield, WI  53018_______
 (Address of principal executive offices)

Arnold Investment Counsel Incorporated
3960 Hillside Drive, Suite 204
________Delafield, WI  53018________
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

SEMIANNUAL REPORT

The Primary
Trend Fund

DELAFIELD, WISCONSIN
DECEMBER 31, 2012

MESSAGE TO SHAREHOLDERS…

“…even with this political and fiscal cloud of uncertainty enveloping our stock market, the S&P 500 is within spitting distance of its previous recovery high of 1,419… The technical underpinnings of this market are surprisingly strong as equities climb the ‘wall of worry.’ All of the major averages are trading above their respective up-trending 50-day and 200-day moving averages – a sign of a bullish trend. Healthy breadth, historically a leading indicator, continues to point to higher stock prices.”

The Primary Trend Fund
June 30, 2012 – Annual Report

The factors that have fueled this 4-year-old cyclical bull market since the bear market low established in March 2009 continued to exert their influence on equity prices in the latter half of the 2012 calendar year: fair valuations, strong technical underpinnings, and an abundance of “worry” to climb.  As the saying goes, “The most bullish thing the stock market can do is go up.”

While the popular indices such as the Dow Jones Industrial Average and the S&P 500 tend to grab the financial headlines, it is the trading action of the second tier indices of the Russell 2000 Index, Value Line Composite, or even more critically, the stock market’s breadth, that gives a better read on the health of the U.S. stock market…and that prognosis in the short term (early months of 2013) is bullish.

Based purely on price gains, the U.S. equity market had a rather mundane second half last year.  To capsulize, a spirited summer rally gave it all back in a presidential election correction, that then culminated in a “Santa Claus Rally” to year-end.  When all is said and done, for the six-month period ended 12/31/12, the large-cap S&P 500 Composite and the Dow Jones Industrial Average posted total returns of +5.95% and +3.19%, respectively.  For the same six-month period, the Primary Trend Fund posted a lesser total return of +2.23%.

A Financial Windfall
The most bludgeoned sector during the “Financial Crisis” of 2007-09 was, for obvious reasons, the financial group.  From its highs in 2007 to its nadir in 2009, the S&P Financial Sector imploded by 85%.  It is not surprising then that this sector finally had its day in the sun in 2012….rising by 13.3% alone in the latter half of the year (+28.8% for the full 12 months).  The financial stocks, in general, were by far the best place to be invested for the six months ended 12/31/12.  With the benefit of hindsight, our decision to underweight financials in The Primary Trend Fund has been wrong.  As of year-end, the portfolio had only 7.0% of its assets invested in financials (bank stocks to be specific), while the S&P 500’s share of financials totaled 15.7%.  We anticipated an upward shifting yield curve in 2012 to crimp the profit margins of these interest-sensitive shares, but that did not materialize.  While financials had gangbuster returns in 2012, the group still trades at just half the peak price levels they achieved in 2007.  We have reduced our holdings further in early 2013 by selling Morgan Stanley.  While 2012 may have been the lipstick, financials still have a “boarish” outlook in our minds and will continue to be underweighted in the portfolio.

Lack of Cyclical Exposure Hurts
Two of the better performing sectors in the last six months, the S&P Industrials (+9.6%) and S&P Materials (+9.7%), were conspicuous by their absence in The Primary Trend Fund portfolio.  Both sectors are the most leveraged to the ups and downs of the U.S. economy, and our forecast for rather anemic, if not recession-prone economic growth at present, kept our investment in these cyclical sectors to a minimum.  Our industrial exposure of 4.2% was limited to one holding: General Electric.  This compares to the S&P 500’s weighting of 10.1% in this sector.  The Primary Trend Fund had no assets invested in the materials sector vs. the S&P 500’s weighting of 3.6%.  However, we have initiated a small position in Barrick Gold early in 2013, as an inflation hedge and due to our bullish outlook on the price of gold bullion.

MESSAGE TO SHAREHOLDERS…(continued)

Buy-and-Hold is Not Dead
Time and time again, the financial media and even the “professional” consultants, insist that the buy-and-hold strategy is a relic of the past.  As long-term, value-oriented investors, we believe that rumors of its death are a bit premature.  Some of our longest held investments kicked it into gear over the last several months, to include Verizon Communications, Wal-Mart Stores, Kraft Foods (which spun off Mondelez International), Eli Lilly, Pfizer, Abbott Labs (which recently spun off AbbVie, Inc.) and Aqua America.

Keeping Some Powder Dry
In the low interest-rate environment that exists today, having cash on hand adds little to performance.  However, it does provide some cushion in stock market downdrafts; but more importantly, it provides the ammunition to snap up value-oriented bargains as the opportunities present themselves.  We are entering 2013 with 21.5% of the Fund’s portfolio in short-term cash instruments.  With the stock market in a momentum phase, this cash position is not burning a hole in the Fund’s pockets, but individual situations can be amply capitalized upon.

New Recovery Highs
As we mentioned in our opening paragraph, the cyclical bull market is alive and well as we enter 2013.  In fact, stocks have enjoyed their best January in years.  The Dow Jones Industrial Average (+5.91%) posted its best January since 1994 (+5.97%), and closed above 14,000 (on 2/1/13) for the first time since late-2007.  The S&P 500 (+5.18%) recorded its best January since 1997 (+6.13%), and closed at 1,513.17 on 2/1/13…its highest level since late-2007 as well.  This bullish price action isn’t relegated to just the royal blue chips either.  The Russell 2000 Index of small cap stocks hit all-time highs recently as did the Dow Jones Transportation Average.  Dow Theorists now claim that this is a confirming harbinger of upside fireworks to come.

We are in the midst of a momentum-driven market.  Typically, momentum markets can deliver some high-octane gains, but this does not come without increased risks.  Market breadth (as measured by the New York Stock Exchange Advance/Decline Indicator) is robust, and historically breadth will peak months in advance of stock prices.   Today’s environment is not a perfect script, but we liken the equity climate to that of 1987 – an aging bull that has harnessed some latent strength.

Borrowed Time
The long-term health of the U.S. financial markets and U.S. economy, are both living on borrowed time – to the tune of $16.5 trillion of borrowed money.   The debt ceiling, which has been extended to some time in May, is only a short-term obstacle.  But the long-term severity of our fiscal crisis cannot be overstated – our legacy costs, coupled with the bureaucratic offal that seeps from Washington, D.C., is a recipe for a Greek tragedy within our own borders.  As investors, capitalists and advocates of supply-side economics, we are never proponents of tax increases and would certainly rather see tax cuts.  However, the problem is squarely on the side of spending – the federal spigot needs to be shut off.  We can only hope that fiscal sensibility is restored in the ensuing months of negotiations and that some semblance of austerity is put on the table.

Tug of War
As reasoned contrarians, we tend to go against the crowd.  Today’s stock market environment is clearly a tug of war between the extremely powerful intermediate term price momentum that will no doubt propel the major indices to new all-time highs (above 1,565 on the S&P 500 Index) AND the poor long-term fiscal and economic policies of the White House and Capitol Hill.

MESSAGE TO SHAREHOLDERS…(continued)

On Wall Street, price momentum is intoxicating and is starting to swing the sentiment pendulum to the “overly bullish” side of the pit.  According to Investors Intelligence, bulls are at their highest level at 54.3% since 2/17/12; complacency reigns as evidenced by the VIX Index trading in the low-teens; and another barometer of market psychology shows active money managers all in at more than 100% invested (they are leveraged).

This preponderance of bullishness is unsettling to us.  As General George S. Patton, Jr. once said: “If everybody is thinking alike, then somebody isn’t thinking.”

We are confident in our current strategy as well as our long-term investment philosophy, and feel that both will reward shareholders in The Primary Trend Fund in the months and years to come.

Our best regards,

Lilli Gust	Barry S. Arnold
President	Vice President
Chief Investment Officer

Summary of Investments by Sector (Unaudited)
Percent of
Sector	Investment Securities
Consumer, Non-Cyclical	25.8%
Short-Term Investments	21.5%
Energy	14.3%
Consumer, Cyclical	13.4%
Financials	7.0%
Technology	6.1%
Communications	4.3%
Industrials	4.2%
Utilities	3.4%
Total Investments	100.0%

Top Ten Equity Holdings (Unaudited)
Percent of
Security	Investment Securities
Encana Corp.	5.2%
Molson Coors
Brewing Co., Class B	4.8%
DreamWorks Animation
SKG, Inc., Class A	4.4%
Kohl's Corp.	4.3%
Johnson & Johnson	4.2%
General Electric Co.	4.2%
Pfizer, Inc.	4.2%
Royal Dutch Shell PLC ADR	4.1%
Eli Lilly & Co.	3.9%
Intel Corp.	3.4%
Total	42.7%

EXPENSE EXAMPLE (Unaudited)
For the Six Months Ended December 31, 2012

As a shareholder of the Primary Trend Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund‘s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning	Ending	Expenses paid
	account value	account value	during period
	7/1/12	12/31/12	7/1/12-12/31/121
Actual	$1,000.00	$1,022.30	$10.19
Hypothetical (5% return before expenses)	1,000.00	1,014.90	10.16

1
Expenses are equal to the Fund’s annualized expense ratio of 2.00% for the period from July 1, 2012 through December 31, 2012, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The Fund is contractually obligated to limit annual expenses to 2.00% of its average daily net assets for the fiscal year.

PORTFOLIO OF INVESTMENTS
As of December 31, 2012 (Unaudited)

The Primary Trend Fund

Shares		Value

	COMMON STOCKS (78.5%)
	COMMUNICATIONS (4.3%)
	Telecommunications (4.3%)
20,000	Cisco Systems, Inc.	$393,000
6,000	Verizon Communications, Inc.	259,620
	Total Communications	652,620

	CONSUMER, CYCLICAL (13.4%)
	Entertainment (4.4%)
40,000	DreamWorks Animation SKG, Inc., Class A*	662,800

	Retail (8.5%)
6,000	J.C. Penney Co., Inc.	118,260
15,000	Kohl's Corp.	644,700
110,000	Pacific Sunwear of California, Inc.*	174,900
5,000	Wal-Mart Stores, Inc.	341,150
		1,279,010

	Toys/Games/Hobbies (0.5%)
6,000	Nintendo Co., Ltd. ADR	79,860
	Total Consumer, Cyclical	2,021,670

	CONSUMER, NON-CYCLICAL (25.8%)
	Beverages (4.8%)
17,000	Molson Coors Brewing Co., Class B	727,430

	Food (5.7%)
11,000	Campbell Soup Co.	383,790
3,333	Kraft Foods Group, Inc.	151,551
13,000	Mondelez International, Inc., Class A	331,110
		866,451

	Pharmaceuticals (15.3%)
7,000	Abbott Laboratories	458,500
12,000	Eli Lilly & Co.	591,840
9,000	Johnson & Johnson	630,900
25,000	Pfizer, Inc.	627,000
		2,308,240
	Total Consumer, Non-Cyclical	3,902,121

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (continued)
As of December 31, 2012 (Unaudited)

The Primary Trend Fund (continued)

Shares		Value

	COMMON STOCKS (78.5%) (continued)
	ENERGY (14.3%)
	Oil & Gas (12.9%)
5,000	Apache Corp.	$392,500
40,000	Encana Corp.	790,400
9,000	Royal Dutch Shell PLC ADR	620,550
10,000	Swift Energy Co.*	153,900
		1,957,350

	Oil & Gas Services (1.4%)
3,000	Schlumberger Ltd.	207,870
	Total Energy	2,165,220

	FINANCIALS (7.0%)
	Banks (7.0%)
8,000	JPMorgan Chase & Co.	351,760
20,000	Morgan Stanley	382,400
10,000	U.S. Bancorp	319,400
	Total Financials	1,053,560

	INDUSTRIALS (4.2%)
	Miscellaneous Manufacturing (4.2%)
30,000	General Electric Co.	629,700

	TECHNOLOGY (6.1%)
	Semiconductors (3.4%)
25,000	Intel Corp.	515,750

	Software (2.7%)
15,000	Microsoft Corp.	400,950
	Total Technology	916,700

	UTILITIES (3.4%)
	Water (3.4%)
20,000	Aqua America, Inc.	508,400
	Total Common Stocks
	(Cost $11,068,805)	11,849,991

See notes to financial statements.

PORTFOLIO OF INVESTMENTS (continued)
As of December 31, 2012 (Unaudited)

The Primary Trend Fund (continued)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS (21.5%)
	Commercial Paper (16.8%)
$2,237,000	Natixis, 0.07%, 1/2/2013(a)	$2,236,996
300,000	U.S. Bank, 0.20%, 3/4/2013(a)	299,700
		2,536,696
	U.S. Treasury Bills (4.7%)
700,000	0.05%, 3/7/2013(a)	699,963
	Total Short-Term Investments
	(Cost $3,236,829)	3,236,659
	TOTAL INVESTMENTS (100.0%)
	(Cost $14,305,634)	15,086,650
	Liabilities less Other Assets (0.0%)	(1,309)
	NET ASSETS (100.0%)	$15,085,341

*	Non-income producing.
(a)	Each issue shows the rate of the discount at the time of purchase.
ADR – American Depository Receipt
PLC - Public Limited Company

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

The Primary
Trend Fund
Assets:
Investments, at Value (Note 2a):
Common Stocks	$11,849,991
Short-Term Investments	3,236,659
Total Investments (Cost $14,305,634)	15,086,650
Cash	7,662
Capital Shares Receivable	329
Dividends Receivable	11,007
Prepaid Expenses and Other Assets	18,782
Total Assets	15,124,430

Liabilities:
Accrued Investment Advisory Fees (Note 3)	8,938
Professional Fees	3,870
Transfer Agent Fees	9,177
Administration and Accounting Fees	5,084
Other	12,020
Total Liabilities	39,089
Net Assets	$15,085,341

Shares Outstanding	1,320,067
Net Asset Value, Offering and Redemption Price Per Share	$11.43
Net Assets Consist of:
Capital Stock ($0.01 par value, 30,000,000 shares authorized)	$14,441,133
Accumulated Undistributed Net Investment Income	14,427
Accumulated Net Realized Loss on Investments	(151,235)
Net Unrealized Appreciation on Investments	781,016
Net Assets	$15,085,341

See notes to financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2012 (Unaudited)

The Primary
Trend Fund
Investment Income:
Dividends*	$181,062
Interest	1,898
Total Investment Income	182,960
Expenses:
Investment Advisory Fees (Note 3)	57,516
Administration and Accounting Fees	30,177
Shareholder Servicing Costs	24,220
Registration Fees	11,761
Professional Fees	11,651
Printing & Postage	8,084
Directors	4,033
Custodial Fees	2,607
Pricing	1,720
Insurance	1,198
Other	756
Total Expenses Before Recoupment	153,723
Recoupment of Advisory Fees Previously Waived	1,726
Total Expenses	155,449
Net Investment Income	27,511
Net Realized Gain on Investments	29,419
Change in Net Unrealized Appreciation on Investments	279,870
Net Realized and Unrealized Gain on Investments	309,289
Net Increase in Net Assets From Operations	$336,800

*Net of foreign tax withholding of $4,872.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	The Primary
	Trend Fund
	Six Months Ended
	December 31,	Year Ended
	2012	June 30, 2012
	(Unaudited)
Operations:
Net Investment Income	$27,511	$74,198
Net Realized Gain (Loss) on Investments	29,419	(97,918)
Change in Net Unrealized Appreciation on Investments	279,870	470,118
Net Increase in Net Assets from Operations	336,800	446,398

Distributions to Shareholders:
From Net Investment Income	(67,183)	(60,175)
Decrease in Net Assets from Distributions	(67,183)	(60,175)

Fund Share Transactions:
Proceeds from Shares Sold	111,270	229,202
Reinvested Distributions	63,146	56,364
Cost of Shares Redeemed	(497,676)	(660,992)
Net Decrease in Net Assets from Fund Share Transactions	(323,260)	(375,426)
Total Increase (Decrease) in Net Assets	(53,643)	10,797

Net Assets:
Beginning of Period	15,138,984	15,128,187
End of Period	$15,085,341	$15,138,984

Accumulated Undistributed Net Investment Income at End of Period	$14,427	$54,099

Transactions in Shares:
Sales	9,683	20,881
Reinvested Distributions	5,501	5,372
Redemptions	(43,498)	(61,163)
Net Decrease	(28,314)	(34,910)

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table shows per share operation performance data, total investment return, ratios and supplemental data for each of the periods ended:

	Six Months Ended
	December 31,		Year Ended June 30,
	2012		2012	2011	2010	2009	2008
	(Unaudited)
The Primary Trend Fund
Per Share Operating Performance
Net Asset Value, Beginning of Period	$11.23		$10.94	$9.15	$8.11	$10.59	$14.43
Net Investment Income	0.02		0.05	0.03	0.02	0.11	0.15
Net Realized and Unrealized Gain (Loss)
on Investments	0.23		0.28	1.78	1.06	(1.74)	(2.60)
Total from Investment Operations	0.25		0.33	1.81	1.08	(1.63)	(2.45)
Less Distributions:
From Net Investment Income	(0.05)		(0.04)	(0.02)	(0.04)	(0.14)	(0.16)
From Net Realized Gains	—		—	—	—	(0.71)	(1.23)
Total Distributions	(0.05)		(0.04)	(0.02)	(0.04)	(0.85)	(1.39)
Net Increase (Decrease)	0.20		0.29	1.79	1.04	(2.48)	(3.84)
Net Asset Value, End of Period	$11.43		$11.23	$10.94	$9.15	$8.11	$10.59

Total Investment Return	2.23	%*	3.08%	19.81%	13.39%	(16.96)%	(18.39)%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$15,085		$15,139	$15,128	$14,164	$12,889	$16,959
Ratio of Expenses to Average Net Assets:
Net of Waivers, Reimbursements
and Recoupments	2.00	%**	2.00%	2.00%	2.00%	2.00%	1.71%
Before Waivers, Reimbursements
and Recoupments	1.98	%**	2.06%	2.03%	1.97%	2.08%	1.71%
Ratio of Net Investment Income to
Average Net Assets:
Net of Waivers, Reimbursements
and Recoupments	0.35	%**	0.51%	0.26%	0.20%	1.33%	1.20%
Before Waivers, Reimbursements
and Recoupments	0.37	%**	0.45%	0.23%	0.23%	1.25%	1.20%
Portfolio Turnover	19.7	%*	57.1%	92.4%	52.2%	54.5%	75.8%

*	Not annualized
**	Annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2012 (Unaudited)

1.	Organization

The Primary Trend Fund, Inc. (The “Fund”), a Wisconsin Corporation, began operations on September 15, 1986.  The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Fund seeks capital growth and income.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund.

a.
Securities listed on a national securities exchange are valued at the last sale price.  Securities that are traded on the NASDAQ National Market or the NASDAQ SmallCap Market are valued at the NASDAQ Official Closing Price.  If no sale is reported, the average of the last bid and asked prices is used.  Other securities for which market quotations are readily available are valued at the average of the latest bid and asked prices.  Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors.  Securities with maturities of 60 days or less are valued at amortized cost.

Generally accepted accounting principles (“GAAP”) defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common Stocks.  Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments.  Short-term investments are valued using amortized cost, which approximates fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,849,991	$—	$—	$11,849,991
Short-Term Investments	—	3,236,659	—	3,236,659
Total	$11,849,991	$3,236,659	$—	$15,086,650

*	All sub-categories within common stocks as detailed in the Portfolio of Investments represent Level 1 evaluation status.

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the six months ended December 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.  The Fund did not hold any Level 3 securities during the six months ended December 31, 2012.  It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)” (“ASU No. 2011-04”).  ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011.  The above disclosures reflect the requirements of ASU No. 2011-04.

b.
Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the country’s tax codes and regulations.

c.
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze all open tax years 2008-2011, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2012, the Fund does not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d.
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the fiscal years ended June 30, 2012 and 2011 were as follows:
	2012	2011
Distributions paid from:
Ordinary income	$60,175	$29,960
Net long term capital gains	—	—
Total taxable distributions	60,175	29,960
Total distributions paid	$60,175	$29,960

e.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Investment Advisory Fees and Management Agreements

The Fund has an agreement with Arnold Investment Counsel, Inc. (the “Adviser”), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser. Under the terms of the agreement, the Adviser receives from the Fund a monthly fee at an annual rate of 0.74% of its average daily net assets. The agreement further stipulates that the Adviser will reimburse the Fund for annual expenses exceeding 2.0% of the Fund’s average daily net asset value.  There were no such reimbursements necessary for the six months ended December 31, 2012.

As part of the Expense Reimbursement Recoupment Agreement, the Fund has agreed to repay the Adviser for amounts previously waived or reimbursed by the Adviser pursuant to the Investment Advisory Agreement provided that such repayment does not cause the Fund’s expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, to exceed 2.0% and the repayment is made within three years after the year in which the Adviser incurred the expense.  For the six month period ended December 31, 2012, the Fund paid the Adviser $1,726 in repayment for fees previously waived.  As of December 31, 2012, there was $2,944 and $8,156 of fees available to be recovered no later than June 30, 2014 and June 30, 2015, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2012 (Unaudited)

4.	Purchases and Sales of Securities
Total purchases and sales of securities, other than short-term investments, for the Fund for the six months ended December 31, 2012 were as follows:

Purchases	$2,448,086
Sales	3,316,034

5.	Tax Information
At December 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$14,305,634
Gross unrealized appreciation	1,416,143
Gross unrealized depreciation	(635,127)
Net unrealized appreciation on investments	$781,016

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$54,099
Undistributed long-term capital gains	—
Accumulated earnings	54,099
Accumulated capital and other losses	(180,654)
Net unrealized appreciation	501,146
Total accumulated earnings/(deficit)	$374,591

At June 30, 2012, the Fund had capital loss carryforwards, which reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.  Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Short-Term	Long-Term
Losses Expiring:
2018	$82,736	$—
Losses Not Subject to Expiration	97,918	—
	$180,654	$—

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Proxy Voting Policies and Procedures
For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-800-443-6544 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012, will be available without charge, upon request, by calling 1-800-443-6544 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Form N-Q will be available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Investment Advisory Agreement
On August 16, 2012, the Board of Directors of The Primary Trend Fund, Inc. (the “Fund”) approved the continuation of the Fund’s investment advisory agreement with Arnold Investment Counsel, Inc. (the “Adviser”).  Prior to approving the continuation of the agreements, the Board considered:

•	The nature, extent and quality of the services provided by the Adviser

•	The investment performance of the Fund

•	The cost of the services to be provided and profits to be realized by the Adviser from their relationship with the Fund

•	The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect those economies of scale

•	The expense ratios of the Fund

•	The financial condition of the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered an oral presentation by the Adviser describing the portfolio management, shareholder communication and regulatory compliance services provided by the Adviser to the Fund.  The Directors concluded that the Adviser was providing essential services to the Fund.

The Directors compared the performance of the Fund to benchmark indices over various periods of time and concluded that the performance of the Fund warranted the continuation of the advisory agreements.  The Directors noted that in addition to the absolute performance of the Fund, they also noted that the Fund adhered to its investment style.

The Primary Trend Fund
Notes	SEMIANNUAL REPORT 2012

The Primary Trend Fund
Notes	SEMIANNUAL REPORT 2012

(This Page Intentionally Left Blank.)

www.primarytrendfunds.com

INVESTMENT ADVISER
Arnold Investment Counsel Incorporated
3960 Hillside Drive, Suite 204
Delafield, Wisconsin 53018
1-800-443-6544

OFFICERS
Lilli Gust, President and Treasurer
Barry S. Arnold, Vice President and Secretary

DIRECTORS
Barry S. Arnold
Clark J. Hillery
William J. Rack

ADMINISTRATOR
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, Wisconsin 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-968-2122

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Founding member of
100%	NO-LOAD ™
MUTUAL FUND
COUNCIL

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

 Not applicable.

Item 11.  Controls and Procedures

(a)
The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected or are reasonably likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	Code of Ethics. Not applicable for semi-annual reports.

(b)	Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Primary Trend Fund, Inc.

/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Lilli Gust
Lilli Gust
Principal Executive Officer
February 27, 2013

/s/ Lilli Gust
Lilli Gust
Principal Financial Officer
February 27, 2013